Note 5 - Accounts and Grants Receivable	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5	ACCOUNTS AND GRANTS RECEIVABLE

	December 31, 2019	December 31, 2018
Trade receivable	$816,226	$913,458
Government grants receivable (Note 13)	22,276	-
	$838,502	$913,458

As at December 31, 2019, the Company had accounts receivable of $133,740 ( 2018 - $148,500 ) greater than 30 days overdue and not impaired.